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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            11/14/2012
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

NOTE: Column 4 for the Kinder Morgan Inc warrants position reflects the market value of $3.49 per warrant. The market price for the underlying Kinder Morgan Inc shares was $35.52.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _________

Form 13F Information Table Entry Total:          38
Form 13F Information Table Value Total:   3,336,966
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

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
COLUMN 1                          COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                 TITLE OF                 VALUE         SHARES OR     INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP    (X$1000)   PRINCIPAL AMOUNT  DISCRETION MANAGERS    SOLE     SHARED  NONE
---------------------------- ----------------- --------- -------- -------------------  --------- -------- ---------- ------- ------
AMERICAN INTL GROUP INC      COM NEW           026874784  337,737      10,300,000  SH SOLE                10,300,000
ANNALY CAP MGMT INC          COM               035710409   66,722       3,962,100  SH SOLE                 3,962,100
APPLE INC                    COM               037833100   78,069         117,000  SH SOLE                   117,000
APPLIED MATLS INC            COM               038222105   36,698       3,286,900  SH SOLE                 3,286,900
CARMAX INC                   COM               143130102    8,066         285,000  SH SOLE                   285,000
COCA COLA CO                 COM               191216100  123,955       3,268,000  SH SOLE                 3,268,000
COMCAST CORP NEW             CL A              20030N101   33,946         949,000  SH SOLE                   949,000
COMCAST CORP NEW             CL A SPL          20030N200   17,400         500,000  SH SOLE                                   500,000
CONSTELLATION BRANDS INC     CL A              21036P108  115,499       3,570,300  SH SOLE                 3,570,300
EBAY INC                     COM               278642103  137,610       2,842,600  SH SOLE                 2,842,600
ECHOSTAR CORP                CL A              278768106   54,351       1,896,400  SH SOLE                 1,896,400
EXPRESS SCRIPTS HLDG CO      COM               30219G108  209,963       3,350,300  SH SOLE                 3,350,300
FBR & CO                     COM               30247C301    5,835       1,888,490  SH SOLE                 1,888,490
FOREST OIL CORP              COM PAR $0.01     346091705   65,881       7,796,600  SH SOLE                 7,796,600
GOOGLE INC                   CL A              38259P508  264,430         350,470  SH SOLE                   350,470
HESS CORP                    COM               42809H107    8,864         165,000  SH SOLE                   165,000
KINDER MORGAN INC DEL        *W EXP 05/25/2017 49456B119   28,245       8,093,200  SH SOLE                 8,093,200
KINDER MORGAN INC DEL        COM               49456B101  167,722       4,721,900  SH SOLE                 4,721,900
LEGGETT & PLATT INC          COM               524660107   53,494       2,135,500  SH SOLE                 2,135,500
LIBERTY MEDIA CORPORATION    LIB CAP COM A     530322106  224,893       2,158,900  SH SOLE                 2,158,900
LIVE NATION ENTERTAINMENT IN COM               538034109    7,109         825,700  SH SOLE                   825,700
MAIDEN HOLDINGS LTD          SHS               G5753U112   43,553       4,899,100  SH SOLE                 4,899,100
MBIA INC                     COM               55262C100    2,952         291,400  SH SOLE                   291,400
NEWS CORP                    CL A              65248E104  141,462       5,766,900  SH SOLE                 5,766,900
PHI INC                      COM NON VTG       69336T205    7,540         239,668  SH SOLE                                   239,668
PHI INC                      COM VTG           69336T106    7,756         254,279  SH SOLE                   254,279
PHILIP MORRIS INTL INC       COM               718172109  123,218       1,370,000  SH SOLE                 1,370,000
SANDISK CORP                 COM               80004C101  137,230       3,159,800  SH SOLE                 3,159,800
SCORPIO TANKERS INC          SHS               Y7542C106   20,727       3,454,549  SH SOLE                 3,454,549
SEACOR HOLDINGS INC          COM               811904101   60,186         722,000  SH SOLE                   722,000
STARBUCKS CORP               COM               855244109  121,526       2,394,600  SH SOLE                 2,394,600
TAKE-TWO INTERACTIVE SOFTWAR COM               874054109   45,405       4,353,300  SH SOLE                 4,353,300
UTI WORLDWIDE INC            ORD               G87210103   37,076       2,752,500  SH SOLE                 2,752,500
VISA INC                     COM CL A          92826C839  221,696       1,651,000  SH SOLE                 1,651,000
WEBMD HEALTH CORP            COM               94770V102   79,824       5,689,488  SH SOLE                 5,689,488
WELLS FARGO & CO NEW         COM               949746101   13,617         394,356  SH SOLE                   394,356
WILLIAMS COS INC DEL         COM               969457100  128,637       3,678,500  SH SOLE                 3,678,500
YAHOO INC                    COM               984332106   98,072       6,139,100  SH SOLE                 6,139,100
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